Other Operating Expenses (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Other Operating Expenses [Line Items]
Other operating expenses (Note 20)	$ 1,300	$ 90,880	$ 4,491
VITAS [Member] | Chief Executive Officer [Member]
Other Operating Expenses [Line Items]
Other operating expenses (Note 20)			$ 4,500
Litigation Settlement [Member]
Other Operating Expenses [Line Items]
Other operating expenses (Note 20)	$ 796	84,476
Loss On Sale Of Transportation Equipment [Member]
Other Operating Expenses [Line Items]
Other operating expenses (Note 20)		5,300
Program Closure Expenses [Member]
Other Operating Expenses [Line Items]
Other operating expenses (Note 20)		$ 1,138
Program Closure Expenses [Member] | VITAS [Member]
Other Operating Expenses [Line Items]
Number of programs closed | item		3